PPM FUNDS

225 W. Wacker Drive, Suite 1200, Chicago, IL 60606

312-634-2500

July 27, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PPM Funds

File Nos: 333-221579 and 811-23308

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 16, 2018, filed pursuant to Rule 497(e), for the PPM Core Plus Fixed Income Fund, PPM Credit Fund, PPM Floating Rate Income Fund, PPM High Yield Core Fund, PPM Long Short Credit Fund, PPM Strategic Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund of the above-mentioned Trust.

If you have any questions, please contact me at (312) 730-9730.

Sincerely,

/s/ Emily Bennett
Emily Bennett
Vice President and Secretary

encs.